Snow Capital Opportunity Fund
Snow Capital Opportunity Fund
Supplement dated September 29, 2017

to the

Prospectus dated June 28, 2017

for Snow Capital Opportunity Fund (the “Opportunity Fund”) and

Snow Capital Small Cap Value Fund (the “Small Cap Value Fund”) (together, the “Funds”), each a series of Trust for Professional Managers

On August 18, 2017, the Board of Trustees of Trust for Professional Managers (the “Board”) approved an amendment to the Investment Advisory Agreement between the Trust, on behalf of the Funds, and Snow Capital Management L.P. (the “Adviser”), as investment adviser of the Funds, pursuant to which the Adviser has agreed to reduce each Fund’s management fee by 0.20%, effective October 1, 2017.  The Board also approved an amendment to the operating expense limitation agreement between the Trust, on behalf of the Funds, and the Adviser, pursuant to which the Adviser has agreed to reduce each Fund’s operating expense limit by 0.20%, effective October 1, 2017.

Page 6 – “Summary Section - Snow Capital Opportunity Fund – Fees and Expenses of the Fund”

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Snow Capital Opportunity Fund	Snow Capital Opportunity Fund - Class A Shares		Snow Capital Opportunity Fund - Class C Shares	Snow Capital Opportunity Fund - Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)	0.50%	[1]	1.00%	none
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)	0.50%		0.50%	0.50%
[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Snow Capital Opportunity Fund	Snow Capital Opportunity Fund - Class A Shares	Snow Capital Opportunity Fund - Class C Shares	Snow Capital Opportunity Fund - Institutional Class Shares
Management Fees	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	1.00%	none
Dividends and Interest Expense on Short Positions	0.04%	0.04%	0.04%
Remainder of Other Expenses	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.38%	2.13%	1.13%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Snow Capital Opportunity Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Snow Capital Opportunity Fund - Class A Shares	658	939	1,241	2,095
Snow Capital Opportunity Fund - Class C Shares	216	667	1,144	2,462
Snow Capital Opportunity Fund - Institutional Class Shares	115	359	622	1,375

If you did not redeem your Class C shares, you would pay the following expenses:
Expense Example No Redemption	One Year	Three Years	Five Years	Ten Years
Snow Capital Opportunity Fund | Snow Capital Opportunity Fund - Class C Shares | USD ($)	316	667	1,144	2,462

The following disclosures in the Prospectus are hereby revised to reflect that the Adviser has added the Russell 3000® Value Index as an additional benchmark index for the Opportunity Fund:

Page 9 – “Performance”

Performance.  The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year, five year, ten year and since inception periods compare with those of a broad measure of market performance and the returns of a Russell peer group (a group of mutual funds with characteristics similar to those of the Fund).  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.snowfunds.com or by calling the Fund toll-free at 877-SNOWFND (877-766-9363).

Average Annual Total Returns For the Periods Ended December 31, 2016
Page 9 – “Performance” - Average Annual Total Returns table
Average Annual Returns - Snow Capital Opportunity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Snow Capital Opportunity Fund - Institutional Class Shares	Institutional Class Shares Return Before Taxes	20.26%	11.24%	4.72%	4.98%	Apr. 28, 2006
Snow Capital Opportunity Fund - Class A Shares	Class A Shares Return Before Taxes	13.72%	9.78%	3.90%	4.19%	Apr. 28, 2006
Snow Capital Opportunity Fund - Class C Shares	Class C Shares Return Before Taxes	18.07%	10.16%	3.70%	3.97%	Apr. 28, 2006
After Taxes on Distributions | Snow Capital Opportunity Fund - Institutional Class Shares	Institutional Class Shares Return After Taxes on Distributions	20.16%	10.23%	4.07%	4.37%
After Taxes on Distributions and Sale of Fund Shares | Snow Capital Opportunity Fund - Institutional Class Shares	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	11.55%	8.84%	3.66%	3.90%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%	7.41%	Apr. 28, 2006
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	15.37%	12.03%	3.11%	3.86%	Apr. 28, 2006